Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash at bank
Cash equivalents	¥ 127,926
Total cash and cash equivalents	550,274	$ 79,010	¥ 1,706,880	$ 245,079	¥ 1,010,076	¥ 308,972
USD deposits
Cash at bank
Total cash and cash equivalents	353,379		1,645,948
RMB deposits
Cash at bank
Total cash and cash equivalents	63,856		57,595
Australian Dollar deposit
Cash at bank
Total cash and cash equivalents	¥ 5,113		¥ 3,337